Taxation - Schedule of Reconciliation of Tax (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Tax [Abstract]
Statutory income tax rate		25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions		(23.19%)
Tax effect of preferential tax treatments		(1.67%)	(7.74%)	(14.28%)
R&D credit		0.61%	12.52%	19.11%
Change in valuation allowance		(0.74%)	(28.27%)	(26.98%)
Permanent difference		(0.03%)	(2.00%)	(2.39%)
Tax adjustments	[1]	(0.09%)
Effective income tax rate		(0.11%)	(0.49%)	0.46%

[1]	Tax adjustments represent an adjustment to prior years’ income tax filing due to improper official invoice used to deduct taxable income.